Supplemental cash flow information	12 Months Ended
Mar. 31, 2016
Supplemental cash flow information
Supplemental cash flow information

5. Supplemental cash flow information:

The supplemental information associated with the consolidated statements of cash flows for the years ended March 31, 2014, 2015 and 2016 are as follows:

	Yen in millions
	For the year ended March 31
	2014	2015	2016
Cash paid during the fiscal year for:
Income taxes	¥12,613	¥22,290	¥24,821
Interest	1,636	1,463	1,693
Non-cash investing and financing activities:
Capital lease obligations	499	70	8,045
Conversion of convertible bond	—	74,344	21,449
Change in ownership of subsidiaries in connection with share exchange transaction
—Change in common stock	4,279	5,175	—
—Change in treasury stock	20,655	11,960	—